Acquisition of STC-MEMS	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Acquisition of STC-MEMS

Note 4. Acquisition of the STC-MEMS Business

On March 23, 2017, the Company entered into the Agreements with RF-SUNY, a New York State education corporation, on behalf of The State University of New York Polytechnic Institute, and FRMC, an affiliate of RF-SUNY to acquire the STC- MEMS Business. The acquisition will allow the Company to internalize manufacturing, increase capacity and control its wafer supply chain for single crystal bulk acoustic wave (“BAW”) radio frequency (“RF”) filters. Akoustis will utilize the NY facility to consolidate all aspects of wafer manufacturing for its high-band RF filters.

The STC-MEM’s Business was created in 2010 by RF-SUNY to form a vertically integrated “one-stop-shop” in smart system and smart-device innovation and manufacturing. The facility was designed to provide its customers the capacity, infrastructure and operational capabilities in all areas of semiconductor and advanced manufacturing, while covering a diverse number of markets including aerospace, biomedical, communications, defense, and energy. Located in Canandaigua, New York, just outside of Rochester, the STC-MEMS facility includes certified cleanroom manufacturing, advanced test and metrology, as well as a MEMS and optoelectronic packaging facility.

The Company acquired the STC-MEMS Business through Akoustis NY. Post-acquisition date, the Company also agreed to assume substantially all the on-going obligations of the STC-MEMS Business incurred in the ordinary course of business, including with respect to the 29 employees employed by RF-SUNY. The acquisition closed on June 26, 2017.

The purchase price paid for the transaction was an aggregate of approximately $4.58 million consisting of (i) $2.75 million in cash consideration, (ii) $96,000 in inventory, and (iii) a contingent real estate liability of approximately $1.73 million.

The following presents the unaudited pro-forma combined results of operations of the Company with the STC-MEMS Business as if the entities were combined on July 1, 2016.

For the Three Months Ended September 30,
2016
Revenues, net	$470,812
Net loss allocable to common shareholders	$(3,174,868)
Net loss per share	$(0.20)
Weighted average number of shares outstanding	15,701,709

The unaudited pro-forma results of operations are presented for information purposes only. The unaudited pro-forma results of operations are not intended to present actual results that would have been attained had the acquisitions been completed as of July 1, 2016 or to project potential operating results as of any future date or for any future periods.

The Company consolidated STC-MEMS as of the closing date of the agreement, and the results of operations of the Company include that of Akoustis NY. The Company recognized revenues attributable to Akoustis NY of $298,000 and recognized net losses of $1.8 million during the period July 1, 2017 through September 30, 2017, driven by wages and fringe benefits of $1.0 million and facilities expense of $715,000.

Note 4. Acquisition of STC-MEMS

Acquisition of STC-MEMS

On March 23, 2017, the Company entered into the Agreements with RF-SUNY, a New York State education corporation, on behalf of The State University of New York Polytechnic Institute, and FRMC, an affiliate of RF-SUNY to acquire the STC-MEMS Business. The acquisition will allow the Company to internalize manufacturing, increase capacity and control its wafer supply chain for single crystal BAW RF filters. Akoustis will utilize the NY Facility to consolidate all aspects of wafer manufacturing for its high-band RF filters.

Smart Systems Technology & Commercialization Center (STC-MEMS) was created in 2010 to form a vertically integrated “one-stop-shop” in smart system and smart-device innovation and manufacturing. The facility was designed to provide its customers the capacity, infrastructure and operational capabilities in all areas of semiconductor and advanced manufacturing, while covering a diverse number of markets including aerospace, biomedical, communications, defense, and energy. Located in Canandaigua, New York, just outside of Rochester, the STC-MEMS facility includes certified cleanroom manufacturing, advanced test and metrology, as well as a MEMS and optoelectronic packaging facility.

The Company acquired the STC-MEMS Business through its Akoustis NY, a Delaware corporation. Post-acquisition date, the Company also agreed to assume substantially all the on-going obligations of the STC-MEMS Business incurred in the ordinary course of business, including with respect to the 29 employees employed by RF-SUNY.  The purchase closed on June 26, 2017.

Acquisition Price

The purchase price paid for the transaction was an aggregate of approximately $4.58 million consisting of (i) $2.75 million in cash consideration, (ii) $96,000 in inventory, and (iii) a contingent real estate liability of approximately $1.73 million.

Recognizing and measuring the identifiable assets acquired, the liabilities assumed, and any non-controlling interest in the acquiree

The fair value of the purchase consideration issued to the sellers of the STC-MEMS Business was allocated to the net tangible and intangible assets acquired. The Company accounted for the STC-MEMS Business acquisition as the purchase of a business under GAAP under the acquisition method of accounting, as specified in ASC 805 “Business Combinations”, and the assets and liabilities acquired were recorded as of the acquisition date, at their respective fair values and consolidated with those of the Company. The fair value of the net assets acquired was approximately $6.3 million. The excess of the aggregate fair value of the net tangible and intangible assets over the consideration paid has been treated as a gain on bargain purchase in accordance with ASC 805. The purchase price allocation was based, in part, on management’s knowledge of the STC-MEMS Business and the results of a third-party appraisal commissioned by management.

The Company utilized the services of an independent appraisal company to assist it in assessing the fair value of the assets and liabilities acquired. This assessment included an evaluation of the fair value of the real estate and fixed assets in addition to the intangibles acquired. The real estate was valued utilizing a combination of the income and cost approaches. The fixed assets were valued utilizing a combination of the market and cost approaches. The intangible asset, customer relationships, was valued utilizing the income approach. The valuation process also included discussion with management regarding the history and business operations of the STC-MEMS Business, a study of the economic and industry conditions in which the STC-MEMS Business competes and an analysis of the historical and projected financial statements and other records and documents.

Recognizing and measuring goodwill or a gain from a bargain purchase

Management reviewed the assets and liabilities acquired and the assumptions utilized in estimating their fair values. Further revisions to the estimates were not deemed necessary and after identifying and valuing all assets and liabilities of the STC-MEMS Business, the Company concluded that recording a bargain purchase gain was appropriate and required under GAAP.

Purchase Consideration

Amount of consideration:	$4,576,591

Assets acquired and liabilities assumed at fair value
Land	$1,000,000
Building	3,000,000
STC-MEMS equipment	2,124,650
Inventory	96,049
Customer relationships	81,773
Net assets acquired	$6,302,472

Total net assets acquired	$6,302,472
Consideration paid	4,576,591
Gain on bargain purchase	$1,725,881

Prior to this transaction, none of the parties negotiating on behalf of the Company had met any of the individuals negotiating on behalf of the sellers. Further, there were no agreements signed with any individuals negotiating this deal. Additionally, there were no related parties associated with this transaction.

The following presents the unaudited pro-forma combined results of operations of the Company with the STC-MEMS Business as if the entities were combined on July 1, 2015.

	Year Ended	Year Ended
	June 30,	June 30,
	2017	2016
Revenues, net	$4,195,374	$5,314,499
Net (loss) allocable to common shareholders	$(13,907,072)	$(7,613,100)
Net (loss) per share	$(0.82)	$(0.57)
Weighted average number of shares outstanding	16,990,536	13,349,482

The unaudited pro-forma results of operations are presented for information purposes only. The unaudited pro-forma results of operations are not intended to present actual results that would have been attained had the acquisitions been completed as of July 1, 2015 or to project potential operating results as of any future date or for any future periods.

The estimated useful life remaining on equipment and building acquired with the STC-MEMS Business is 3 to 5 years and 11 years, respectively.

The Company consolidated Akoustis NY as of the closing date of the agreement, and the results of operations of the Company include that of Akoustis NY. The Company recognized net revenues attributable to Akoustis NY of $0 and recognized net losses of $171,000 during the period June 26, 2017 through June 30, 2017; driven by wages and fringe benefits of $126,000.

Pro Forma [Member]
Acquisition of STC-MEMS
2.	Acquisition of STC-MEMS

On March 23, 2017, Akoustis Technologies, Inc. (the “Company”) entered into a Definitive Asset Purchase Agreement (the “AP Agreement”) and a Definitive Real Property Purchase Agreement (the “RP Agreement”) (collectively, the “Agreements”) with The Research Foundation for the State University of New York (“RF-SUNY”) and Fuller Road Management Corporation (“FRMC”), an affiliate of RF-SUNY (collectively, “Sellers”) to acquire certain specified assets, including, the Smart Systems Technology & Commercialization Center (STC-MEMS), as well as the real estate and improvements associated with the facility (collectively the “FRMC Assets”). The facility, located in Canandaigua, New York, houses the operations of STC-MEMs (the assets and real estate and improvements referred to together herein as the “STC”) which was created in 2010 by RF-SUNY as an economic development project. The purpose of the initiative was to explore different technology opportunities with the goal of being a vertically integrated provider of foundry services that would offer its customers the capacity, infrastructure and operational capabilities of semiconductor and advanced manufacturing for aerospace, biomedical, communications, defense, and energy markets. The Company also agreed to assume substantially all the on-going obligations of STC incurred in the ordinary course of business including the 29 employees employed by RF-SUNY. The purchase closed on June 26, 2017.

The Company acquired STC through its wholly-owned subsidiary, Akoustis Manufacturing New York, Inc., (“Akoustis NY”), a Delaware corporation.

The purchase price paid for the transaction was an aggregate of approximately $4.48 million consisting of (i) $2.84 million in cash consideration and (ii) assumption of contingent real estate liability of approximately $1.73 million.